Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in plan assets:
Plan assets at fair value at beginning of year	$ 646
Foreign currency translation adjustment		$ 0
Plan assets at fair value at end of year	717	646
Significant Unobservable Inputs (Level 3)
Change in plan assets:
Plan assets at fair value at beginning of year	232	233
Contributions (employer and employee)	7	25
Actual return on plan assets	13	15
Net benefit payment	(4)	(13)
Net transfers in (out of) Level 3	10
Settlements		(11)
Foreign currency translation adjustment	16	(17)
Plan assets at fair value at end of year	$ 274	$ 232